Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,042,430,331.79
Previously Paid Amount	0
Total Fee Amount	282,059.63
Total Offset Amount	0
Net Fee	$ 282,059.63